Other Compensation Costs	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Other Compensation Costs	Other Compensation Costs
Long-Term Cash Incentive Plan

Under the Company's Long-Term Cash Incentive Plan ("LTIP") the Company grants long-term cash incentive awards with specified target values to certain employees and consultants of the Company, subject to the participant's continued service with the Company. Payouts of these awards are based on changes in the Company’s valuation, plus cumulative cash dividends and return of capital distributions paid by the Company from the grant date to the vesting date. At each reporting period subsequent to the grant date, changes in the award's aggregate target value are recognized as compensation expense based on the portion of vesting or service period lapsed from the grant date through the reporting date.

The following table summarizes awards that have been granted under the Company's LTIP:

		Award Vesting
Grant Date	Aggregate Target Value as of December 31, 2025	Date	Weighting	Date	Weighting
February 2025	$14.2 million	January 15, 2027	25%	January 15, 2028	75%
February 2024	$16.4 million	January 15, 2026	50%	January 15, 2027	50%

The Company recognized compensation expense for the LTIP awards for the years ended December 31, 2025 and 2024 of $12.4 million and $4.6 million, respectively, in Administrative expenses on the Consolidated Statements of Operations. In February 2025, an additional tranche of LTIP awards was issued to participants, resulting in an increase in compensation expense recognized for the year ended December 31, 2025 compared to the year ended December 31, 2024.

Additionally, the aggregate target value of the LTIP awards increased due to an increase in the Company's valuation as of December 31, 2025. As a result, the Company recorded $2.0 million of compensation expense included in the totals above representing the increase in aggregate target value for the portion of vesting period lapsed from the grant date through the reporting date.

Also included in the totals above is $1.9 million of compensation expense for the acceleration of LTIP awards for certain employees in connection with their planned departures at the end of 2025.

Long-Term Incentive Awards

Pursuant to a long-term incentive program established by Brookfield Infrastructure, certain senior executives of the Company have been granted incentive units (the "Incentive Units") which vest in five equal annual installments on each of the first five anniversaries of the closing of the Merger, subject to the participants' continued employment or service. During the third quarter of 2025, 125 additional Incentive Units were granted under this program in the form of bonus unit awards. As of December 31, 2025, the total number of Incentive Units granted under the long-term incentive program was 1,000.

The Company recognizes compensation expense for the Incentive Units on a straight line basis over the five year vesting period based on the estimated fair value of the awards. Changes in the fair value of the awards at each reporting date are recognized as compensation expense based on the portion of the vesting or service period lapsed from the grant date through the reporting date.

The Company recognized compensation expense for the year ended December 31, 2025 and 2024 of $6.2 million and $3.8 million, respectively, in Administrative expenses on the Consolidated Statements of Operations. These amounts are reflected as Contributed capital from Parent on the Consolidated Statements of Shareholders’ Equity.

The estimated fair value of the awards increased from $19.2 million to $25.0 million due to an increase in the Company’s valuation as of December 31, 2025. As a result, the Company recognized $2.0 million of compensation expense included in the totals above representing the increase in fair value for the portion of the vesting period lapsed from the grant date through the reporting date.

Payment obligations under the program, if any, are the responsibility of Brookfield Infrastructure.

Other Compensation
During the year ended December 31, 2025, the Company recorded $2.5 million of severance costs in Administrative expenses on the Consolidated Statements of Operations for certain employees in connection with their planned departures at the end of the year.